COMPENSATION EXPENSE - Options Outstanding (Details)	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	3,839,723	3,839,723
Options exercisable (in shares)	1,904,096	1,904,096
Exercise price of outstanding options (in dollars per share) | (per share)	$ 10.61	$ 8.54
November 14, 2016
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	550,000	550,000
Options exercisable (in shares)	550,000	550,000
Exercise price of outstanding options (in dollars per share) | (per share)	$ 8.85	$ 0
December 15, 2017
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	800,000	800,000
Options exercisable (in shares)	800,000	800,000
Exercise price of outstanding options (in dollars per share) | (per share)	$ 11.35	$ 0
December 17, 2018
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	401,959	401,959
Options exercisable (in shares)	401,959	401,959
Exercise price of outstanding options (in dollars per share) | (per share)	$ 9.81	$ 0
December 15, 2020
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	199,380	199,380
Options exercisable (in shares)	132,919	132,919
Exercise price of outstanding options (in dollars per share) | (per share)	$ 11.50	$ 0
December 15, 2021
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	25,890	25,890
Options exercisable (in shares)	8,630	8,630
Exercise price of outstanding options (in dollars per share) | (per share)	$ 18.85	$ 0
December 15, 2021
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	31,764	31,764
Options exercisable (in shares)	10,588	10,588
Exercise price of outstanding options (in dollars per share) | (per share)	$ 0	$ 14.67
December 15, 2022
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	1,466,541	1,466,541
Options exercisable (in shares)	0	0
Exercise price of outstanding options (in dollars per share) | (per share)	$ 10.81	$ 0
December 15, 2022
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Options outstanding (in shares)	364,189	364,189
Options exercisable (in shares)	0	0
Exercise price of outstanding options (in dollars per share) | (per share)	$ 0	$ 8.00